Exhibit 99.10 Schedule 3

Rating Agency Grades Summary Report
3265_PRPM 2025-NQM3_FINAL
Run Date - 6/15/2025 14:30:00 PM

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Loan ID	Investor ID	Seller Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
XXX			[redacted]	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX			[redacted]	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A